INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2018
Disclosure Of Interests In Other Entities Explanatory [Abstract]
Disclosure of interests in other entities [text block]
NOTE 7. INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

The following table presents information regarding the Bank’s investments in associates and joint ventures:

Composition	December 31, 2018	December 31, 2017
In millions of COP
Investments in associates (1)	1,710,969	1,327,610
Investments in Joint ventures	438,610	237,449
Total	2,149,579	1,565,059

(1)
As of December 31, 2018 and 2017, the amount includes investments in associates at fair value for COP 1,119,973 and COP 757,886, respectively and investments in associates accounted for by the equity method for COP 590,996 and COP 569,724 respectively. See note 29 Fair value of assets and liabilities.

The following are the investments in associates that the Bank holds as of December 31, 2018 and 2017:

As of December 31, 2018

Company name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	OCI (CTA) (4)	OCI (Deferred tax) (5)	Carrying amount
In millions of COP
Investments in associates
PA Viva Malls (6)	Development and operation of commercial spaces	Colombia	49.00%	96,201	-	-	-	-	1,119,973
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	42,057	15,423	2,958	-	(819)	478,482
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	4,962	(1,483)	(94)	-	40	37,391
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	2,203	(651)	-	-	45	19,105
Concesiones CCFC S.A.*	Construction of public works through an awarding system	Colombia	25.50%	6,794	(757)	(1)	-	34	13,063
Internacional Ejecutiva de Aviación S.A.S.	Aircraft and aircraft travel	Colombia	33.33%	2,008	(4)	(213)	-	-	12,503
Servicio Salvadoreño de Protección, S. A. de C.V. *	Custodial services and transfer of monetary types	El Salvador	25.00%	1,905	(727)	-	(30)	(16)	8,867
Reintegra S.A.S.* (7)	Collections and recovery of portfolio	Colombia	46.00%	1,939	1,742	-	-	(26)	8,594
ACH Colombia S.A. *	Electronic transfer services	Colombia	19.94%	3,871	(952)	-	-	79	8,313
Servicios Financieros, S.A. de C.V. *	Processing of financial transactions and electronic payment methods	El Salvador	47.86%	(160)	9	-	(7)	-	3,420
ACH de El Salvador, S. A. de C.V. *	Electronic transfer services	El Salvador	25.00%	143	6	-	(64)	-	1,258
Investments in associates classified as assets held for sale (8)
Panamerican Pharmaceutical Holding Inc.	Advisory services, consultation, representation, agent for individuals or company	Panama	21.00%	-	(1,486)	(69)	(785)	-	-
Avefarma S.A.S	Manufacture and distribution of glass packing for pharmaceutical products	Colombia	21.00%	-	(11,704)	-	-	-	-
Glassfarma Tech S.A.S	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	Colombia	21.00%	-	127	-	-	-	-
Net investments in associates				161,923	(457)	2,581 (9)	(886)	(663) (9)	1,710,969

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2018.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2018.
(5)	Corresponds to the other comprehensive income as deferred tax for the year ended December 31, 2018.
(6)	During 2018, the Bank increases its capital contribution in P.A Viva Malls by COP 274,951
(7)	During 2018, the Bank increases its capital contribution in Reintegra S.A.S by COP 1,152
(8)
As of December 31, 2018 the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc are still classified as "assets held for sale". See note 12. Assets held for sale and inventories.

(9)	See Consolidated Statement of Comprehensive Income

(*)
For the purposes of applying the equity method of accounting, financial statements as of November 30, 2018 have been used. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between that date and December 31, 2018.

As of December 31, 2017

Investments in Associates
Company name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	OCI (CTA) (4)	Carrying amount
In millions of COP
Investments in associates
PA Viva Malls	Development and operation of commercial spaces	Colombia	49.00% (5)	144,146	-	-	-	757,886
Protección S.A.	Administration of pension funds and severances	Colombia	20.58%	72,576	12,465	1,236	-	471,312
Titularizadora Colombiana S.A. Hitos*	Mortgage portfolio securities	Colombia	26.98%	3,305	(1,389)	(768)	-	35,346
Redeban Multicolor S.A.*	Network data transmission services	Colombia	20.36%	1,906	(651)	-	-	17,951
Internacional Ejecutiva de Aviación S.A.S. *	Aircraft and aircraft travel	Colombia	33.33%	1,071	209	-	-	10,707
Concesiones CCFC S.A.	Construction of public works through an awarding system	Colombia	25.50%	6,756	(756)	(3)	-	9,383
ACH Colombia S.A. *	Electronic transfer services	Colombia	19.94%	3,109	(952)	-	-	7,338
Reintegra S.A.S. *	Collections and recovery of portfolio	Colombia	46.00%	1,471	1,742	(1,754)	-	7,155
Servicio Salvadoreño de Protección, S. A. de C.V. *	Custodial services and transfer of monetary types	El Salvador	25.00%	418	(727)	238	153	6,219
Servicios Financieros, S.A. de C.V. *	Processing of financial transactions and electronic payment methods	El Salvador	47.86%	(226)	9	-	(5)	3,302
ACH de El Salvador, S. A. de C.V. *	Electronic transfer services	El Salvador	25.00%	123	6	-	(1)	1,011
Investments in associates classified as assets held for sale (6)
Panamerican Pharmaceutical Holding Inc *	Advisory services, consultation, representation, agent for individuals or company	Panama	21.00%	(1,171)	(1,417)	196	(67)	-
Avefarma S.A.S*	Manufacture and distribution of glass packing for pharmaceutical products	Colombia	21.00%	6,307	(11,704)	(10,831)	-	-
Glassfarma Tech S.A.S *	Manufacturing, elaboration and commercialization of packages and pharmaceutical products	Colombia	21.00%	(458)	127	139	-	-
Net investments in associates				239,333	(3,038)	(11,547) (7)	80	1,327,610

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2017 .
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
(4)	Corresponds to the other comprehensive income recognized as Cumulative Translation Adjustment of Foreign Currency (CTA) for the year ended December 31, 2017.
(5)	As of December 31, 2017 the increases of ownership interest are related to capital contributions during the year 2017.
(6)
As of December 31, 2017 the Bank classified the investment in Avefarma S.A.S., Glassfarma Tech S.A.S and Panamerican Pharmaceutical Holding inc as "assets held for sale", due to the fact that the management has currently been implementing a plan to sell these assets. See note 12 assets held for sale and inventories.

(7)	See Consolidated Statement of Comprehensive Income.

(*)
For the purposes of applying the equity method of accounting, financial statements as of November 30, 2017 have been used, except for Redeban Multicolor S.A., for which we use the financial statements ended as of October 31, 2017. However, the Bank does not consider that appropriate adjustments have to be made since no significant transactions took place between those dates and December 31, 2017.

The following is additional information regarding the Bank’s most significant associates as of December 31, 2018 and 2017 (unaudited accounts):

As of December 31, 2018

Company name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millions of COP
PA Viva Malls	2,301,567	11,304	417,942	271,648	9,064
Protección S.A. (1)	2,172,208	675,135	1,387,294	205,134	37,861
Titularizadora Colombiana S.A. Hitos	151,447	16,911	50,213	14,923	2,824

(1)
The difference between, the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 308,048 for the year ended December 31, 2018 and the carrying amount of the Bank’s interest in the associate; represents the goodwill recognized by the Bank amounting to COP 170,434.

As of December 31, 2017

Company Name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millions of COP
PA Viva Malls (1)	1,262,837	29,499	380,612	235,647	35,278
Protección S.A. (2)	2,125,552	663,326	1,227,139	343,345	36,825
Titularizadora Colombiana S.A. Hitos	614,032	487,073	35,714	8,161	3,121

(1)
The difference between the net assets of P.A. Viva Malls multiplied by the Bank’s percentage of ownership, which amounted to COP 604,336 for the year ended December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents an adjustment amounted to COP 153,550 related to contractual terms with respect to the recognition of benefits.

(2)
The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 300,926 for the year ended December 31, 2017, and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434

As of December 31, 2018 and 2017, there are no restrictions on the ability of the associates to transfer funds to the Bank in the form of cash dividends.

The following are the Joint ventures that the Bank holds as of December 31, 2018 and 2017:

As of December 31, 2018

Company name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	Carrying amount
Compañía de financiamiento Tuya S.A (4)(5)	Financing company	Colombia	50.00%	27,623	-	-	431,510
Puntos Colombia S.A.S	Administration of the customers loyalty	Colombia	50.00%	(1,613)	-	-	5,600
P.A Servicios Tecnológicos Arus- Bancolombia (6)	Technology services provider	Colombia	50.00%	-	-	-	1,500
Servicios de Aceptación S.A.S (in liquidation) (7)	Network data transmission services	Colombia	50.00%	(110)	-	-	-
Fideicomiso Ruta del Sol - compartimento A	Investment in infrastructure projects	Colombia	50.00%	(9)	13	-	-
Net investments in joint ventures				25,891	13	-	438,610

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2018
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2018
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2018
(4)
The revaluation of the consumer loan portfolio in Colombia increased significantly during 2018, and there was an improvement in loan coverage rates due to the economic cycle in the country and the current payment behavior in the consumer segment.

As a result, management measured the recoverable amount of Tuya's Cash Generation Unit (CGU). The measurement was estimated by determining the fair value of the asset which implies the professional services of a business valuation specialist; as a result of the valuation the Bank recognized a recovery of the impairment loss of COP 173,339. For more information about the applied valuation technique, see note 29 Fair value of assets and liabilities.
(5)	In March 2018, The Bank increases its capital contribution in Compañia de Financiamiento TUYA S.A for COP 5,000
(6)
In December 2018, Banca de Inversión Bancolombia, a Bank’s subsidiary, entered into an agreement with ARUS whereby both parties have joint control to the net assets of P.A Servicios Tecnológicos Arus- Bancolombia. The purpose of the entity is to provide technology services.

(7)
The joint venture of Servicios de Aceptación SAS was derived from the alliance between Bancolombia and First Data for improving the development of the credit card business for individuals, however the strategy was refocused in 2018. Consequently, both parties agreed to advance in the development of this business considering First Data as the Bank’s service provider of processing data and to dissolve the joint venture.

As of December 31, 2017

Company name	Main activity	Country	% of Ownership interest	Included in earnings (1)	Total OCI (2)	OCI (Equity method) (3)	Carrying amount
In millions of COP
Compañía de financiamiento Tuya S.A (4)	Financing company	Colombia	50.00%	20,778	-	-	225,548
Puntos Colombia S.A.S (5)	Administration of the customers loyalty	Colombia	50.00%	(1,787)	-	-	7,213
Servicios de Aceptación S.A	Network data transmission services	Colombia	50.00%	1,663	-	-	4,688
Fideicomiso Ruta del Sol - compartimento A (6)	Investment in infrastructure projects	Colombia	50.00%	(6,385)	13	-	-
Net investments in joint ventures				14,269	13	-	237,449

(1)	Corresponds to the income recognized as equity method in the statement of income for the year ended December 31, 2017. See note 24.5 Dividends received, and share of profits of equity method investees
(2)	Corresponds to the accumulated other comprehensive income as of December 31, 2017.
(3)	Corresponds to the other comprehensive income recognized as equity method for the year ended December 31, 2017.
(4)
On December 2017, given the continued impairment of the consumer loans portfolio of the company during 2017, the Bank management performed a valuation, to establish the fair value of the Compañía de Financiamiento TUYA S.A. As a result of the valuation, the fair value of the investment was lower than the book value, for this, the Bank recorded an impairment in the statement of income for COP 173,339. See note 29 Fair value for assets and liabilities.

(5)
In June 2017, Banca de Inversión Bancolombia formed a joint venture with Grupo Éxito. The purpose of the company is the developing and administration of customer’s loyalty programs provided by both parties in the agreement.

(6)	Given the losses of Fideicomiso Ruta del Sol - compartimento A for the year 2017, the aplication of the equity method resulted in a reduction of the total book value of the investment.

The following is complementary information regarding the Bank’s most significant joint ventures as of December 31, 2018 and 2017:

As of December 31, 2018

Company name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	2,790,596	2,447,483	1,450,242	55,258	-
.
As of December 31, 2017

Company name	Assets	Liabilities	Income from ordinary activities	Profits (loss)	Dividends
In millons of COP
Compañía de financiamiento TUYA S.A.	2,571,106	2,293,239	1,344,712	41,556	371

As of December 31, 2018 a contingent liability regarding the Bank’s interest in Fideicomiso Ruta del Sol Compartimiento A. was settled. This liability was initially recorded as of December 31, 2017, amounting to COP 12,342.

As of December 31, 2016 the Bank has recognized COP 60,254 as equity method in the statement of income, COP (1,718) as other comprehensive income from equity method and COP 3,029 as other comprehensive income from currency translation adjustment. Additionally, during 2016, the Bank received dividends amounting to COP 38,036 from its significant associates.